CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical)	12 Months Ended
Dec. 31, 2020 USD ($)
Statement of Comprehensive Income [Abstract]
Foreign currency translation adjustment, tax	$ 0